INTANGIBLE ASSET (Details Narrative)	9 Months Ended
Sep. 30, 2020 USD ($)
INTANGIBLE ASSET (Details)
Weighted Average useful life (Years)	10 years
Intangible assets, amortization expense	$ 3,266